Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Net income/(loss)	$ 335	$ 376	$ (531)
Adjustments to reconcile net income/(loss) to net cash flows from operating activities
Depreciation, amortization, impairments and fair value adjustments	1,111	1,220	1,626
Equity-based compensation expense	140	138	105
Non-cash change in current and non-current provisions and other non-current liabilities	187	57	(106)
Losses on disposal and other adjustments on property, plant & equipment and other non-current assets, net	10	13	42
Interest expense	134	120	124
Other financial income & expense	75	42	29
Taxes	128	42	(104)
Interest received	14	3	5
Interest paid	(111)	(108)	(105)
Other financial payments	(7)	(7)	(5)
Taxes paid	(178)	(175)	(97)
Net cash flows before working capital changes and net payments out of provisions and other non-current liabilities	1,838	1,721	983
Net payments out of provisions and other cash movements in non-current liabilities	(99)	(62)	(115)
Change in net current assets and other operating cash flow items	(522)	(314)	(45)
Net cash flows from operating activities	1,217	1,345	823
Purchase of property, plant & equipment	(636)	(700)	(479)
Proceeds from sale of property, plant & equipment	0	0	6
Purchase of intangible assets	(109)	(480)	(88)
Purchase of financial assets	(50)	(19)	(11)
Proceeds from financial assets	2	1	0
Proceeds from sale of short-term investments	79	0	0
Acquisitions of assets, net of cash acquired	(485)	0	0
Acquisition of business, net of cash acquired	(666)	0	0
Net cash flows used in investing activities	(1,865)	(1,198)	(572)
Dividends paid to shareholders of Alcon Inc.	(100)	(54)	0
Proceeds from non-current financial debts, net of issuance costs	1,815	52	744
Proceeds from 2022 Bridge Loan Facility, net of issuance costs	771	0	0
Repayment of non-current financial debts	(1,176)	0	0
Repayment of 2022 Bridge Loan Facility	(775)	0	0
Repayment of financial debts assumed in acquisition of business	(316)	0	0
Change in current financial debts	(42)	(43)	(139)
Lease payments	(69)	(72)	(69)
Payment of withholding taxes related to equity-based compensation	(50)	(22)	(16)
Other financing cash flows	(66)	16	(54)
Net cash flows (used in)/from financing activities	(8)	(123)	466
Effect of exchange rate changes on cash and cash equivalents	61	(6)	18
Net change in cash and cash equivalents	(595)	18	735
Cash and cash equivalents at January 1	1,575	1,557	822
Cash and cash equivalents at December 31	$ 980	$ 1,575	$ 1,557